Inventories	3 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Inventories

Note 5. Inventories

Inventories consisted of the following:

	March 31,	December 31,
	2021	2020
	U.S. $ in thousands
Finished goods	$52,845	$61,297
Work-in-process	3,739	3,163
Raw materials	67,615	67,212
	$124,199	$131,672